Organization and Summary of Significant Accounting Policies (Details 10) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 163,437	$ 152,014
Property, plant and equipment, net	51,415	46,330
MEXICO
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	70,809	62,497
Property, plant and equipment, net	$ 25,777	$ 20,434